Leases - Summary of Contractual Undiscounted Cash Flows Associated With Future Lease Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	$ 1,618	$ 288
Within one year [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	67	80
After one year but not more than five years Later [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	263	159
than five years [member]
Disclosure of detailed information about contractual undiscounted cash flows associated with future lease commitments [line items]
Due for payment	$ 1,288	$ 49